Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2024
Short-term and long-term borrowings
Short-term and long-term borrowings

12. Short-term and long-term borrowings

The following is a summary of short-term and long-term borrowings:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings, including short-term portions of long-term borrowings	7,277	36	5
Long-term borrowings	10,395	—	—

As of December 31, 2023 and 2024, the Group had borrowings from banks, with interests charged at rates ranging from 0.2% to 10.3% and 10.3% per annum, respectively.

The above borrowings contain certain standard covenants including, among others, limitation on liens, liquidation and dissolution of the Group, significant change of the Group’s capital structure and external investments. The Group was in compliance with all of the loan covenants as of December 31, 2023 and 2024.